Average Annual Total Returns (Vanguard Small-Cap Index Fund Participant:)	Vanguard Small-Cap Index Fund Vanguard Small-Cap Index Fund - Admiral Shares 1/1/2014 - 12/31/2014	CRSP US Small Cap Index Vanguard Small-Cap Index Fund Vanguard Small-Cap Index Fund - Admiral Shares 1/1/2014 - 12/31/2014	MSCI US Small Cap 1750 Index Vanguard Small-Cap Index Fund Vanguard Small-Cap Index Fund - Admiral Shares 1/1/2014 - 12/31/2014	Spliced Small Cap Index Vanguard Small-Cap Index Fund Vanguard Small-Cap Index Fund - Admiral Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.50%	7.54%	6.09%	7.54%
Five Years	16.87%	none	16.74%	16.83%
Ten Years	9.13%	none	9.02%	9.06%